INVESTMENTS IN DEBT, EQUITY SECURITIES AND OTHER INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2014
Gross Unrealized Gains on Equity Securities

Gross unrealized gains on equity securities which derived from a fluctuation in the market value of the shares of KDDI Corporation (KDDI) at March 31, 2013 and 2014 are as follows:

	March 31,
	2013	2014
	(Yen in millions)
Gross unrealized gains on shares of KDDI	¥194,216	¥435,428

Other-Than-Temporary Loss on Debt and Equity Securities

Other-than-temporary loss on debt and equity securities for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Other-than-temporary loss on debt and equity securities	¥1,260	¥729	¥109

(1)	Debt and equity securities with readily determinable fair values

Summary of Investments in Debt and Equity Securities

Investments in debt and equity securities at March 31, 2013 and 2014, included in short-term investments in debt and equity securities and in long-term investments in debt and equity securities are summarized as follows:

	March 31,
	2013				2014
	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses	Cost*	Aggregate Fair Value	Gross Unrealized Gains	Gross Unrealized Losses
	(Yen in millions)
Available-for-sale securities:
Marketable equity securities	¥274,818	¥488,748	¥213,930	¥0	¥273,595	¥735,606	¥462,012	¥1
Investment trusts	3,900	4,371	471	—	10,017	10,025	8	—

Total equity securities	278,718	493,119	214,401	0	283,612	745,631	462,020	1

Corporate bonds	7,549	7,601	108	56	—	—	—	—

Total debt securities	7,549	7,601	108	56	—	—	—	—

Total available-for-sale securities	286,267	500,720	214,509	56	283,612	745,631	462,020	1

Held-to-maturity securities:
Corporate bonds	48,658	48,736	98	20	108,475	108,551	87	11
Government bonds and public bonds	5	5	—	—	6	6	—	—
Others	1,000	1,000	0	—	—	—	—	—

Total held-to-maturity securities	49,663	49,741	98	20	108,481	108,557	87	11

Total	¥335,930	¥550,461	¥214,607	¥76	¥392,093	¥854,188	¥462,107	¥12

Short-term investments in debt and equity securities and long-term investments in debt and equity securities

Short-term investments in debt and equity securities and long-term investments in debt and equity securities at March 31, 2013 and 2014 are as follows:

	March 31,
	2013			2014
	Available- for-Sale	Held-to- Maturity	Total	Available- for-Sale	Held-to- Maturity	Total
	(Yen in millions)
Short-term investment in debt and equity securities	¥—	¥43,893	¥43,893	¥10,000	¥105,900	¥115,900
Long-term investment in debt and equity securities	500,720	5,770	506,490	735,631	2,581	738,212

Total	¥500,720	¥49,663	¥550,383	¥745,631	¥108,481	¥854,112

Summary of Contractual Maturities of Available-for-sale and Held-to-maturity Securities

At March 31, 2014, the contractual maturities of available-for-sale and held-to-maturity securities are summarized as follows:

	March 31, 2014
	Available-for-Sale		Held-to-Maturity
	Cost*	Aggregate Fair Value	Cost*	Aggregate Fair Value
	(Yen in millions)
Due within 1 year	¥—	¥—	¥105,900	¥105,975
Due after 1 year to 5 years	—	—	2,581	2,582
Due after 5 years	—	—	—	—
Equity securities	283,612	745,631	—	—

Total	¥283,612	¥745,631	¥108,481	¥108,557

*	Cost represents amortized cost for held-to-maturity securities and acquisition cost for available-for-sale securities. The cost basis of the individual securities is written down to fair value as a new cost basis when other-than-temporary impairment is recognized.

Proceeds from Sales of Available-for-sale Securities and Related Gross Realized Gains and Losses

Proceeds from sales of available-for-sale securities and the related gross realized gains and losses for the years ended March 31, 2012, 2013 and 2014 are as follows:

	Years ended March 31,
	2012	2013	2014
	(Yen in millions)
Proceeds from sales of available-for-sale securities	¥16,705	¥34,587	¥24,440
Gross realized gains	1,196	5,858	3,323
Gross realized losses	1,162	1,156	460

Available-for-sale Securities Classified by Length of Unrealized Loss Position

Kyocera’s available-for-sale securities classified by length of unrealized loss position at March 31, 2013 and 2014 are as follows:

	March 31, 2013
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥1	¥0	¥2	¥0	¥3	¥0
Corporate bonds	5,145	56	—	—	5,145	56

Total	¥5,146	¥56	¥2	¥0	¥5,148	¥56

Corporate bonds, which were in unrealized loss positions of ¥56 million at March 31, 2013, were all sold during the year ended March 31, 2014 and a loss on sale of ¥3 million was recorded for one corporate bond out of them.

	March 31, 2014
	within 1 year		over 1 year		Total
	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses	Aggregate Fair Value	Gross Unrealized Losses
	(Yen in millions)
Marketable equity securities	¥16	¥1	¥—	¥—	¥16	¥1

Summary of Carrying Amounts of Other Investments

Carrying amounts of these investments at March 31, 2013 and 2014, included in other short-term investments and in other long-term investments, are summarized as follows:

	March 31,
	2013	2014
	(Yen in millions)
Time deposits and certificates of deposits (due over 3 months)	¥179,875	¥160,376
Non-marketable equity securities	9,441	11,616
Long-term loans	43	26
Investments in affiliates and an unconsolidated subsidiary	3,145	3,160

Total	¥192,504	¥175,178